Financial Risk Management - Liquidity Risk - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended	12 Months Ended
	Jan. 28, 2019	Jan. 25, 2018	Jan. 26, 2017	Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 21, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends		$ 283.2	$ 237.4			$ 442.7	$ 304.9
Dividend per share (in dollars per share)		$ 10	$ 10			$ 10	$ 10
Cash and investments, net						$ 37,300.0	$ 36,900.0
Investments						38,840.6	39,255.4
Net (purchases) sales of securities classified as FVTPL						252.9	1,467.5
Income taxes payable						80.1	95.6
Subsequent event
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends	$ 278.0
Dividend per share (in dollars per share)	$ 10
Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends						415.2	418.1
Holding company cash and investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments, net						1,550.6	2,356.9
Subsidiary cash and short term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments, net						$ 37,290.0	36,898.5
4.70% due December 16, 2026 | Holding company cash and investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate						4.70%
Revolving credit facility | Holding company cash and investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revolving credit facility available								$ 2,000.0
Fairfax India | Subsidiary cash and short term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments						$ 1,406.7	$ 1,054.7
Liquidity risk | Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure percentage						13.30%	12.30%
Forecast
Disclosure of nature and extent of risks arising from financial instruments [line items]
Common share dividends					$ 278.0
Dividend per share (in dollars per share)				$ 10.00
Forecast | Fairfax India and Fairfax Africa Term Loans | Non-insurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Repayment of borrowings					$ 1,026.2
Long and short equity and equity index total return swaps | Insurance and reinsurance companies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net (purchases) sales of securities classified as FVTPL						$ (61.8)	$ (285.0)